Capital and reserves - Treasury shares (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Oct. 31, 2025 shares	Mar. 18, 2024 shares
Capital and reserves
Share buyback program						300,000,000	200,000,000
Purchase of treasury shares | €	€ 105,216		€ 28,725	€ 9,022
Treasury shares | €	€ 79,388		€ 18,813	€ 2,322
Beginning balance (Number of shares)	1,927,286	1,927,286	230,612
Purchased during the year (Number of shares)	5,127,074	5,127,074	2,627,731
Surrendered during the year (Number of shares)	(3,114,518)	(3,114,518)	(931,057)
Ending balance (Number of shares)	3,939,842	3,939,842	1,927,286	230,612
Beginning balance | €	€ 18,813		€ 2,322
Purchase of treasury shares | €	105,216		28,725	€ 9,022
Surrendered during the year | €	44,641		(12,234)
Ending balance | €	€ 79,388		€ 18,813	€ 2,322
Class A Ordinary Shares
Capital and reserves
Class A shares repurchased	5,900,000				5,900,000
Cost of share repurchases | $					$ 111.2
Repurchased shares	4,100,000	4,100,000
Purchase of treasury shares | $		$ 90.9
Purchase of treasury shares | $		$ 90.9